Organization - Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 6,705,612		¥ 1,038,897	¥ 104,207	$ 1,027,680
Accounts receivable, net	422,224		304,695		64,709
Value added taxes recoverable	182,982		80,715		28,043
Amount due from related parties	64,093		88,929		9,823
Prepayments and other current assets	112,467		45,530		17,234
Total current assets	7,589,976		1,573,131		1,163,213
Non-current assets
Property and equipment, net	6,423,830		4,404,587		984,495
Operating lease right-of-use assets	635,683		430,288		97,423
Intangible assets	320,299		360,749		49,088
Deferred tax assets	18,789		3,611		2,880
Other non-current assets	193,145		62,721		29,600
Total non-current assets	8,669,622		6,198,052		1,328,677
Total assets	16,259,598		7,771,183		2,491,890
Current liabilities
Accounts payable	1,186,030		959,372		181,767
Amounts due to related parties	37,468		60,187		5,742
Current portion of operating lease liabilities	40,131		37,767		6,150
Total current liabilities	1,832,940		1,266,779		280,910
Non-current liabilities
Operating lease liabilities	204,305		217,523		31,311
Deferred tax liabilities	254,431		211,539		38,993
Other non-current liabilities	260,225		78,510		39,881
Total non-current liabilities	4,687,190		3,267,231		718,342
Total liabilities	6,520,130		4,534,010		999,252
Total revenue	1,831,077	$ 280,625	853,010	98,484
Net income (loss)	(283,345)	(43,425)	(169,701)	(138,161)
Net cash generated from operating activities	664,910	101,902	40,167	(25,601)
Net cash used in investing activities	(2,769,269)	(424,409)	(3,520,639)	¥ (1,052,317)
VIEs
Current assets
Cash and cash equivalents	251,589		78,706		38,558
Accounts receivable, net	399,451		281,619		61,219
Amounts due from subsidiaries of the Group	229,845		299,240		35,225
Value added taxes recoverable	3,367		11,911		516
Amount due from related parties	35		88,929		5
Prepayments and other current assets	5,715		3,591		876
Total current assets	890,002		763,996		136,399
Non-current assets
Property and equipment, net	64,727		70,872		9,920
Operating lease right-of-use assets	239,155		251,193		36,652
Intangible assets	20,251		22,706		3,104
Amounts due from subsidiaries of the Group	300,000		300,000		45,977
Deferred tax assets	10,598		0		1,624
Other non-current assets	8,783		8,175		1,346
Total non-current assets	643,514		652,946		98,623
Total assets	1,533,516		1,416,942		235,022
Current liabilities
Accounts payable	31,694		19,569		4,857
Income taxes payable	1,288		174		197
Amounts due to subsidiaries of the Group	1,124,418		997,535		172,325
Amounts due to related parties	0		14,539		0
Current portion of operating lease liabilities	¥ 38,054		¥ 37,401		$ 5,832
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	cd:OperatingLeaseLiabilityCurrentMember		cd:OperatingLeaseLiabilityCurrentMember		cd:OperatingLeaseLiabilityCurrentMember
Accrued expenses and other current liabilities	¥ 31,231		¥ 35,828		$ 4,786
Total current liabilities	1,226,685		1,105,046		187,997
Non-current liabilities
Operating lease liabilities	¥ 204,305		¥ 217,321		$ 31,311
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	cd:OperatingLeaseLiabilityNoncurrentMember		cd:OperatingLeaseLiabilityNoncurrentMember		cd:OperatingLeaseLiabilityNoncurrentMember
Deferred tax liabilities	¥ 3,131		¥ 5,206		$ 480
Other non-current liabilities	4,977		4,406		763
Total non-current liabilities	212,413		226,933		32,554
Total liabilities	1,439,098		1,331,979		$ 220,551
Total revenue	1,706,086	261,469	712,115
Net income (loss)	(52,771)	(8,088)	29
Net cash generated from operating activities	122,772	18,816	80,433
Net cash used in investing activities	¥ (12,115)	$ (1,857)	¥ (14,762)